Label	Element	Value
Property, plant and equipment [member] | Machinery [member] | FRANCE
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	€ 177,000
Property, plant and equipment [member] | Office equipment [member] | FRANCE
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	25,000
Property, plant and equipment [member] | Fixtures and fittings [member] | FRANCE
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	€ 231,000